MINING INTERESTS - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of mining interests [line items]
Mining interests	$ 2,680,048	$ 1,034,522
Depletable properties [Member]
Disclosure of mining interests [line items]
Mining interests	1,852,627	779,890
Non-depletable properties [Member]
Disclosure of mining interests [line items]
Mining interests	$ 827,421	$ 254,632	$ 212,519